Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Measurements [Abstract]
Fair Value of Assets and Liabilities
The following table sets forth the Company's financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair Value at June 30, 2012			June 30, 2011
Assets	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$12,500,708	12,500,708	-	-	14,689,241
Short-term investments	7,500,000	7,500,000			-
Marketable Securities	-	-	-	-	319,219

Liabilities
Warrant liability	$10,746,787	-	-	10,746,787	16,914,660

Assumptions used to estimate the fair value of warrants
The estimated fair value of warrants and options accounted for as liabilities was determined on the date of closing and marked to market at each financial reporting period.  The change in fair value of the warrants is recorded in the statement of operations as a gain (loss) and is estimated using the Black-Scholes option-pricing model with the following inputs:

June 30, 2012
Risk free interest rate	0.23%
Expected life of warrants and options	Less than 1 year
Expected stock price volatility	70.1%
Expected dividend yield	0%

Change in fair value of warrants
The changes in fair value of the warrants during the year ended June 30, 2012were as follows:

Balance at July 1, 2011	$16,914,660
Issuance of warrants and options	-
Change in fair value recorded in earnings	(6,167,873)
Transferred to equity upon exercise	-
Balance at June 30, 2012	$10,746,787